Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Industrials Portfolio
November 30, 2022
CYC-NPRT3-0123
1.810678.118
Common Stocks - 98.6%
	Shares	Value ($)
Aerospace & Defense - 27.4%
Aerospace & Defense - 27.4%
BAE Systems PLC	149,427	1,479,885
Curtiss-Wright Corp.	40,100	7,083,665
General Dynamics Corp.	14,900	3,760,611
HEICO Corp.	52,900	8,586,199
HEICO Corp. Class A	34,000	4,310,520
Hexcel Corp. (a)	24,100	1,444,795
Howmet Aerospace, Inc.	516,000	19,437,720
Lockheed Martin Corp.	35,900	17,418,321
Raytheon Technologies Corp.	193,800	19,131,936
The Boeing Co. (b)	121,560	21,744,653
TransDigm Group, Inc.	24,937	15,672,905
		120,071,210
Commercial Services & Supplies - 3.6%
Diversified Support Services - 0.1%
Copart, Inc. (b)	8,800	585,728
Environmental & Facility Services - 0.0%
Tetra Tech, Inc.	800	123,672
Security & Alarm Services - 3.5%
CoreCivic, Inc. (b)	283,400	3,763,552
The GEO Group, Inc. (b)	983,215	11,621,601
		15,385,153
TOTAL COMMERCIAL SERVICES & SUPPLIES		16,094,553
Construction & Engineering - 8.6%
Construction & Engineering - 8.6%
AECOM	9,500	807,500
Quanta Services, Inc.	22,600	3,387,288
Willscot Mobile Mini Holdings (b)	699,610	33,728,198
		37,922,986
Electrical Equipment - 7.7%
Electrical Components & Equipment - 7.7%
AMETEK, Inc.	219,320	31,235,554
nVent Electric PLC	45,852	1,834,539
Vertiv Holdings Co.	52,300	724,355
		33,794,448
Electronic Equipment & Components - 2.2%
Electronic Equipment & Instruments - 2.2%
Teledyne Technologies, Inc. (b)	22,700	9,536,270
Industrial Conglomerates - 5.9%
Industrial Conglomerates - 5.9%
Honeywell International, Inc.	117,498	25,796,686
Machinery - 26.4%
Industrial Machinery - 26.4%
Barnes Group, Inc.	298,600	12,717,374
Crane Holdings Co.	190,311	20,161,547
Flowserve Corp.	615,873	19,313,777
Fortive Corp.	468,000	31,613,400
IDEX Corp.	59,500	14,130,655
Ingersoll Rand, Inc.	330,200	17,820,894
		115,757,647
Professional Services - 5.3%
Research & Consulting Services - 5.3%
FTI Consulting, Inc. (b)	54,400	9,401,408
KBR, Inc.	38,300	1,978,961
Science Applications International Corp.	107,600	11,847,836
		23,228,205
Road & Rail - 2.9%
Railroads - 2.4%
CSX Corp.	44,400	1,451,436
Norfolk Southern Corp.	15,909	4,080,659
Union Pacific Corp.	22,821	4,961,970
		10,494,065
Trucking - 0.5%
J.B. Hunt Transport Services, Inc.	10,952	2,013,963
Old Dominion Freight Lines, Inc.	323	97,743
		2,111,706
TOTAL ROAD & RAIL		12,605,771
Software - 8.6%
Application Software - 8.6%
Roper Technologies, Inc.	85,804	37,658,518
TOTAL COMMON STOCKS (Cost $360,680,828)		432,466,294

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (c)	7,031,072	7,032,478
Fidelity Securities Lending Cash Central Fund 3.86% (c)(d)	1,228,977	1,229,100
TOTAL MONEY MARKET FUNDS (Cost $8,261,578)		8,261,578

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $368,942,406)	440,727,872
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(2,271,485)
NET ASSETS - 100.0%	438,456,387

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	1,945,359	133,139,936	128,052,817	42,878	-	-	7,032,478	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	1,593,775	124,152,801	124,517,476	6,479	-	-	1,229,100	0.0%
Total	3,539,134	257,292,737	252,570,293	49,357	-	-	8,261,578

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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